ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION
Schedule of principal subsidiaries and VIE

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Subsidiaries:
Luckin Coffee Investment Inc. (“Luckin BVI”)	June 16, 2017	British Virgin Islands	100%	Investment holding
Luckin Coffee International Holdings Inc. (“Luckin International BVI”)	February 20, 2020	British Virgin Islands	100%	Investment holding
Luckin Coffee (SGP) PTE. LTD (“Luckin Singapore”)	August 11, 2022	Singapore	100%	Singapore store operating
Luckin Coffee (Hong Kong) Limited (“Luckin HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Luckin Coffee Trading (Hong Kong) Limited (“Luckin Trading HK”)	April 1, 2022	Hong Kong	100%	International trading of materials for products
Luckin Coffee Roasting (Hong Kong) Limited (“Luckin Roasting”)	April 12, 2019	Hong Kong	100%	Investment holding
Luckin Coffee Roastery (Hong Kong) Limited (“Luckin Roastery”)	April 30, 2019	Hong Kong	100%	Investment holding
Beijing Luckin Coffee Co., Ltd. (“Beijing Wholly Foreign Owned Enterprise”, or, “Beijing WFOE”) (1) / (2)	October 31, 2017	PRC	100%	Retail services for freshly brewed drinks and pre-made food and beverage items and technical and consultation services
Luckin Investment (Tianjin) Co., Ltd. (“Luckin TJ”) (1) / (5)	December 7, 2017	PRC	100%	Investment holding
Luckin Coffee Group Co., Ltd. (formerly as “Luckin Coffee (China) Co., Ltd”, “Luckin China”) (1) / (2) / (4)	March 28, 2018	PRC	100%	Headquarter
Luckin Coffee Roasting (Pingnan) Co., Ltd. (1)	April 28, 2019	PRC	100%	Manufacture of materials for products
Luckin Coffee Food (Jiangsu) Co., Ltd (1)	May 27, 2022	PRC	100%	Manufacture of materials for products

Variable Interest Entity:
Beijing Luckin Coffee Technology Ltd. (“VIE”) (3)	June 14, 2017	PRC		License holder
(1)	Including their subsidiaries, collectively as the “PRC subsidiaries”.
(2)	On July 27, 2018, Beijing WFOE transferred all its 100% equity interest in its subsidiaries to Luckin China.
(3)	As of December 31, 2023, Mr. Jinyi Guo and Mr. Gang Wu are nominal shareholders of the VIE, holding 83.33% and 16.67% of the equity interest, respectively. As of the date of the report, the Company has terminated the contractual agreements entered into by and among the Beijing WFOE and VIE.
(4)	As of December 31, 2023, Luckin China had 68 direct and indirect wholly-owned subsidiaries.
(5)	As of December 31, 2023, Luckin TJ had one direct wholly-owned subsidiary.

Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash

	For the year ended December 31,
	2022	2023
	RMB	RMB	US$

Total assets	6,865	2	—
Total liabilities	2,864	4,336	610

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

Total net revenues	—	—	—	—
Net loss	(22,750)	(23,542)	(9,233)	(1,300)

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

Net cash (used in)/provided by operating activities	(58,781)	—	—	—
Net cash used in investing activities	—	—	—	—
Net cash (used in)/ provided by financing activities	—	—	—	—
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	—
Net increase/(decrease) in cash and cash equivalents	(58,781)	—	—	—
Cash and cash equivalents and restricted cash at beginning of year	58,781	—	—	—
Cash and cash equivalents and restricted cash at end of year	—	—	—	—